Annual Fund Operating Expenses - Onchain Economy ETF	Jul. 10, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 1, 2026
Onchain Economy ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	0.69%

[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	Van Eck Absolute Return Advisers Corporation (the “Adviser” or "VEARA") will pay all expenses of the Fund (inclusive of any Subsidiary (as defined below) expenses), except for the fee payment under the investment management agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses. Notwithstanding the foregoing, the Adviser has agreed to pay the offering costs until at least May 1, 2026.